Lease obligations - Extension options (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	$ 818,205
Potential future lease payments not included in lease liabilities (undiscounted)	56,475	$ 51,800
Ocean-going vessels
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	602,537
Potential future lease payments not included in lease liabilities (undiscounted)	9,173
Terminals and tanks
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	183,138
Potential future lease payments not included in lease liabilities (undiscounted)	36,741
Other
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	32,530
Potential future lease payments not included in lease liabilities (undiscounted)	$ 10,561